                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-29289
                                                      1940 Act File No. 811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                Dividend Capital Realty Income Fund (the "Fund")
                        Supplement Dated October 1, 2004
                                to the Prospectus
                Dated December 15, 2003, as revised March 9, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

     1. The following disclosure replaces in its entirety the section entitled "Fees and Expenses" currently presented on page 3:

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                        Class A   Class B   Class C     Class I
Maximum Sales Charge (Load)
  Imposed on Purchases (1)              5.75%     None      None        None
Maximum Deferred
  Sales Charge (Load)                   None (2)  5.00% (3) 2.00% (4)   None (5)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends and Distributions           None      None      None        None
Redemption Fees (6)                     None      None      None        None
Exchange Fees (7)                       None      None      None        None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

                                        Class A   Class B   Class C     Class I

Management Fee                          1.00%     1.00%     1.00%       1.00%
Distribution (12b-1) and
  Service Fees                          0.25%     1.00%     1.00%       0.00%
Other Operating Expenses (8)            0.55%     0.55%     0.55%       0.55%
                                        -----     -----     -----       -----
Total Fund Operating Expenses (9)       1.80%     2.55%     2.55%       1.55%
                                        =====     =====     =====       =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors. See "Buying Fund Shares-Public Offering Price" and "Buying Fund Shares-Rights of Accumulation."

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(3) A 5.00% deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(4) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within one (1) year. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

(5) You will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or
     (2) the cost of such shares.

(6) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(7)  A shareholder will be charged a $10 fee for each telephone exchange.

(8) "Other Operating Expenses" are based upon estimated amounts for the current fiscal year.

(9) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B, Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, for the first three years following commencement of operations.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund and then you redeem all of your shares at the end of the periods indicated. The example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                     1 Year   3 Years
                     ------   -------

Class A Shares        $747    $1,109
Class B Shares         758     1,094
Class C Shares         458       794

Class I Shares         158       490

     2. The following disclosure replaces in its entirety the section entitled "Distribution Arrangements" currently presented on page 15:

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. The Distributor has appointed Dividend Capital Securities as a national sales and marketing agent to assist in the promotion of the Fund. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares

--------------------------------------------------------------------
                           Sales Charge as a
                             Percentage of
--------------------------------------------------------------------
--------------------------------------------------------------------
Amount of Purchase At    Offering  Net Amount  Discount as
the Public Offering      Price     Invested    Percentage of
Price                                          Offering Price
--------------------------------------------------------------------
--------------------------------------------------------------------
Less than                5.75%     6.10%       5.00%
$50,000
--------------------------------------------------------------------
--------------------------------------------------------------------
$50,000 but less than    4.50%     4.71%       3.75%
$100,000
--------------------------------------------------------------------
--------------------------------------------------------------------
$100,000 but less than   3.50%     3.63%       2.75%
$250,000
--------------------------------------------------------------------
--------------------------------------------------------------------
$250,000 but less than   2.50%     2.56%       2.00%
$500,000
--------------------------------------------------------------------
--------------------------------------------------------------------
$500,000 but less than   2.00%     2.04%       1.75%
$1,000,000
--------------------------------------------------------------------
--------------------------------------------------------------------

$1,000,000 or            1.00%     1.01%       1.00%
more
--------------------------------------------------------------------

Broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 0.25%, payable quarterly. The amount of service fees payable to the broker-dealer will begin accruing immediately.

Class B Shares -- Class B Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge on redemption. They automatically convert to Class A Shares after eight years, at which time applicable Distribution 12b-1 and Service Fees are reduced. The following is a schedule of the contingent deferred sales charge:

--------------------------------------------------------------------
Year 1    Year 2  Year 3  Year 4   Year 5  Year 6  Year 7   Year 8
--------------------------------------------------------------------
--------------------------------------------------------------------
5.00%     4.00%   3.00%   3.00%    2.00%   1.00%   None     None
--------------------------------------------------------------------

Class C Shares -- Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge" below. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees."

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 1.00%, payable quarterly.

Waiver of Front - End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2) exchanges of one fund's shares for those of another fund if a sales charge was paid at the time of the original purchase;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser and its affiliates, the Distributor and by members of their immediate families ("immediate family" means your spouse, children, grandchildren, parents, grandparents, parent-in-laws, brothers, sisters, aunts and uncles, nieces and nephews) and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's Distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Waiver Of Deferred Sales Charge

The deferred sales charge on Class B and Class C shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;
(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's Distributor.

The Fund offers the ability to purchase Class A Shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Fund at (800) 527-9525 for further information.

Rule 12b-1 Fees -- The Board of Directors have adopted a Distribution and

Service Plan for the Fund's Class A, Class B and Class C shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A Share expenses and 1.00% for Class B and Class C share expenses. With respect to the Class B and Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                       PLEASE RETAIN FOR FUTURE REFERENCE